          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
                                                               FILE NO. 33-79994
                                                                        811-8560


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1a

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/


                         PRE-EFFECTIVE AMENDMENT NO.                       / /
                       POST-EFFECTIVE AMENDMENT NO. 7                      /X/

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                               AMENDMENT NO. 9                             /X/

                        (CHECK APPROPRIATE BOX OR BOXES)


                                  ------------

                     GABELLI INTERNATIONAL GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1434
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)
                  REGISTRANT'S TELEPHONE NUMBER (800) 422-3554


                                 BRUCE N. ALPERT
                               GABELLI FUNDS, LLC
                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1434
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:
            JAMES E. MCKEE, ESQ.                 DANIEL SCHLOENDORN, ESQ.
            GABELLI FUNDS, LLC                   WILLKIE, FARR & GALLAGHER
           ONE CORPORATE CENTER                    787 SEVENTH AVENUE
         RYE, NEW YORK 10580-1434                NEW YORK, NEW YORK 10019
                                  ------------


It is proposed that this filing will become effective (check appropriate box):
     / / immediately upon filing pursuant to paragraph (b); or /X/ on May 3, 1999 pursuant to paragraph (b); or / / 60 days after filing pursuant to paragraph (a); or / / on (date) pursuant to paragraph (a) of Rule 485.
     / / 75 days after filings pursuant to paragraph (a) (2)
     / / on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously files post-effective amendment.

                    GABELLI INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1434
                                 1-800-GABELLI
                                [1-800-422-3554]
                              FAX: 1-914-921-5118
                             http://www.gabelli.com
                            E-MAIL: info@gabelli.com
               (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)
                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA              Werner J. Roeder, MD
Chairman and Chief Investment      Director of Surgery
Officer                            Lawrence Hospital
Gabelli Asset Management Inc.

Anthony J. Colavita                Anthony C. van Ekris
Attorney-at-Law                    Managing Director
Anthony J. Colavita, P.C.          BALMAC International, Inc.

Karl Otto Pohl
Former President
Deutsche Bundesbank

                        OFFICERS AND PORTFOLIO MANAGERS

Caesar Bryan                       Bruce N. Alpert
President and Portfolio Manager    Vice President and Treasurer

James E. McKee
Secretary


                                QUESTIONS?
                            Call 1-800-GABELLI
                    or your investment representative.

      GABELLI
      INTERNATIONAL
      GROWTH
      FUND, INC.

                                   AAA CLASS

                                   PROSPECTUS
                                  MAY 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         GABELLI INTERNATIONAL GROWTH FUND, INC.            TABLE OF CONTENTS


                                           RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this important              3-5
section, which summarizes the
Fund's investments, risks, past
performance and fees.

                                           INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Review this section for                      6-7
information on investment
strategies and their risks.

                                           FUND MANAGEMENT

Review this section for details                8  The Investment Adviser
on the people and organizations                8  The Portfolio Manager
who oversee the Funds.                         8  The Distributor

                                           SHAREHOLDER INFORMATION

Review this section and the                    9  Pricing of Fund Shares
accompanying Owner's Manual for                9  Purchasing, Selling and Exchanging Shares
details on how shares are                      9  Distribution Arrangements
valued, how to purchase, sell                 10  Dividends, Distributions and Taxes
and exchange shares, related                  10  Other Shareholder Services
charges and payments of
dividends and distributions.

                                           FINANCIAL HIGHLIGHTS

                                              11

                                           BACK COVER

                                                  Where to learn more about this Fund

   RISK/RETURN SUMMARY AND FUND EXPENSES
-


    RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              The Fund seeks to provide investors with long-term capital appreciation. The production of any current income is
                                      incidental.

    PRINCIPAL                         The Fund invests primarily in equity securities of foreign
    INVESTMENT STRATEGY               issuers located in at least three countries outside the
                                      United States which are likely to have rapid growth in
                                      revenues and earnings and potential for above-average
                                      capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities like rights and warrants that have common
                                      stock characteristics. The Fund seeks companies that have
                                      the potential to grow faster than other companies in their respective equity markets and are priced at attractive
                                      valuation levels.

    PRINCIPAL                         The Fund's share prices will fluctuate with changes in the
    INVESTMENT RISKS                  market value of the Fund's securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Foreign securities are subject to currency,
                                      information and political risks. The Fund is also subject to the risk that the Adviser's judgment about the above-average growth potential of particular stocks is incorrect. When you sell Fund shares, they may be worth less than what you paid for them. You can lose money by investing in the Fund.


    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   [ ] ARE SEEKING A LONG-TERM GOAL SUCH AS RETIREMENT
                                      [ ] ARE LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO
                                      [ ] ARE WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE
                                      STOCK MARKET IN EXCHANGE FOR LONG TERM RETURNS
                                      [ ] ARE LOOKING TO DIVERSIFY DOMESTIC INVESTMENTS WITH
                                      INVESTMENTS IN FOREIGN SECURITIES


                                      This Fund will not be appropriate for anyone:
                                      [ ] SEEKING MONTHLY INCOME
                                      [ ] PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY
                                      RESERVES
                                      [ ] SEEKING SAFETY OF PRINCIPAL


               QUESTIONS?
           Call 1-800-GABELLI
   or your investment representative.

A

   RISK/RETURN SUMMARY AND FUND EXPENSES

-


   The chart on this page shows the Fund's annual returns over the past three years and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The table below compares the Fund's performance over time to that of the Lipper International Fund Average ("LIFA") and the Morgan Stanley EAFE Index ("MS EAFE"). The MS EAFE is widely recognized, unmanaged index composed of common stocks from Europe, Australasia and the Far East. The LIFA represents an index of performance of returns of international equity mutual funds as tracked by Lipper, Inc. Of course, past performance does not indicate how the Fund will perform in the future. Both the chart and table assume reinvestment of dividends and distributions.


   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

'96'                                                                             22.2
----                                                                             ----
'97'                                                                              7.3
'98'                                                                             17.4

    Best quarter:  1(st)
    Qtr  1998              18.26%
    Worst quarter: 3(rd)
    Qtr  1998  (16.15)%

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)


                                                                                               SINCE INCEPTION
                                                               INCEPTION DATE    PAST YEAR         OF FUND

     INTERNATIONAL GROWTH FUND
     Class AAA                                                     6/30/95         15.50%           16.10%

     Morgan Stanley EAFE Index                                                      20.3%             9.8%

     Lipper International Fund Average                                              13.0%            11.1%

   RISK/RETURN SUMMARY AND FUND EXPENSES

   FUND EXPENSES

   FEES AND EXPENSES
   As an investor in the
   Fund, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

                                                                                        CLASS
                                                                                         AAA
                                           SHAREHOLDER FEES
                                           (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     None

                                           ANNUAL FUND OPERATING EXPENSES
                                           (EXPENSES THAT ARE DEDUCTED FROM FUND
                                           ASSETS)

                                           Management fees                               1.00%

                                           Distribution (12b-1) fees                      .25%

                                           Other expenses                                 .92%

                                           Total annual Fund operating expenses          2.17%


                                There are no front or back end sales charges or fees for exchanges of Class AAA shares.

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           GABELLI INTERNATIONAL
                                           GROWTH FUND                   $220     $679     $1,164     $2,503


   EXPENSE EXAMPLE
   Use the example shown here
   to compare fees and
   expenses with those of
   other funds. It
   illustrates the amount of
   fees and expenses you
   would pay, assuming the
   following:


   - $10,000 investment
   - 5% annual return
   - redemption at the end of
     each period
   - no changes in the Fund's
     operating expenses

   Because this example is
   hypothetical and for
   comparison only, your
   actual costs may be higher
   or lower.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

   INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

   The Fund seeks long-term capital appreciation. To achieve its investment objective, the Fund invests primarily in the equity securities of foreign issuers. The Fund's investment objective may not be changed without shareholder approval. There is no assurance that the Fund will achieve its investment objective.


   Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of companies located in at least three countries outside the U.S. which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation.


   In choosing investments, the Adviser considers a number of factors, including:
   - a company's potential to grow faster than other companies in its respective equity market;
   - valuation levels;
   - the political stability and economic outlook of countries and regions; and
   - the prudent allocation among countries and regions to reduce volatility in the Fund's portfolio.

   The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser's judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.


   As a defensive tactic in unusual market conditions, the Fund may temporarily invest up to 100% of its assets in money market instruments. This could potentially keep the Fund from achieving its goal.



   RISK FACTORS


   Investing in the Fund involves the following risks, listed in the order of importance. An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility", may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Market risk is common to most investments -- including stocks and bonds and the mutual funds that invest in them.


   FOREIGN SECURITIES RISK A fund that invests outside the U.S. carries additional risks that include:

        - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

        - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-


        - POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.



        - ACCESS RISK The risk that some countries may restrict the Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the Fund.



   FUND AND MANAGEMENT RISK The Fund invests in growth stocks and the Fund's price may decline if the market favors other types of stocks. If the Adviser is incorrect in its assessment of the growth prospects of the securities it holds, the value of the Fund's shares may decline.

   FUND MANAGEMENT

   THE INVESTMENT ADVISER


   Gabelli Funds, LLC (the "Adviser"), One Corporate Center, Rye, NY 10580 is a limited liability company organized in 1999 after a reorganization of the predecessor, Gabelli Funds, Inc., which was formed in 1980. As of December 31, 1998, Gabelli Funds, LLC and its affiliates manage more than $16.3 billion in assets. Through its portfolio management team, Gabelli Funds, LLC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs.


   For these advisory services, the Adviser was paid a fee of 1.00% of average net assets during the fiscal year ended December 31, 1998. Any portion of the total fees received by the Adviser may be used by the Adviser to provide shareholder and administrative services.


   THE PORTFOLIO MANAGER


   Mr. Caesar M.P. Bryan is primarily responsible for the day-to-day management of the Fund. Mr. Bryan has been a Senior Vice President and Portfolio Manager with GAMCO Investors, Inc., a wholly-owned subsidiary of the Adviser, and Portfolio Manager of the Gabelli Gold Fund, Inc. since May 1994. Mr. Bryan served as Senior Vice President of Lexington Management Corporation from 1986 until May 1994.

   THE DISTRIBUTOR

   Gabelli & Company, Inc. is the Fund's distributor. Its address is One Corporate Center, Rye, NY 10580.

   The Statement of Additional Information has more detailed information about the Adviser and other service providers.


   YEAR 2000. As the year 2000 approaches, an issue has emerged regarding how the software used by the Fund's service providers can accommodate the date "2000." Failure to adequately address this issue could result in major systems or process failures which could disrupt the Fund's operations. The Adviser is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. The Fund cannot guarantee, however, that all year 2000 issues will be identified and corrected by January 1, 2000, and any non-compliant computer system could hurt key Fund operations, such as shareholder servicing, pricing and trading. In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests, particularly companies in foreign countries. For example, these companies may incur substantial costs to correct the problem. To the extent that the impact on a Fund holding is negative, it could seriously affect the Fund's performance.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ----------------------------
        Number of Shares
           Outstanding

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers or by calling
   1-800-GABELLI
   (800-422-3554).

                                          The net asset value, or NAV, of the
                                          Fund's Class AAA shares is determined
                                          and such shares are priced at the
                                          close of regular trading of the New
                                          York Stock Exchange, normally at 4:00
                                          p.m., eastern time, on days the New
                                          York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Fund. This is what is
                                          known as the offering price.


                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. The
                                          Fund's securities are generally valued
                                          at current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations for
                                          such securities prior to the valuation
                                          time, or the latest bid price if asked
                                          prices are not available. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.

                                          Some Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when the
                                          Fund does not compute its NAV. This
                                          could cause the value of the Fund's
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.

   PURCHASING, SELLING AND EXCHANGING SHARES

   Information about purchasing, selling and exchanging your shares is contained in a separate document called the Owner's Manual. If you have not received it, please contact your broker or financial consultant or the Fund at the number listed on the back page of this Prospectus. The Owner's Manual is considered an integral part of this Prospectus.

   DISTRIBUTION ARRANGEMENTS


   The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act which authorizes payments by the Fund of .25% of the average daily net assets attributable to Class AAA shares of the Fund to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. Rule 12b-1 fees are paid from Fund assets on an ongoing basis, and increase the cost of your investment and may cost you more than paying other types of sales charges.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income the Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders. The Fund declares and pays dividends from net investment income and capital gains, if any, on an annual basis.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.


   The Fund expects that its dividends will primarily consist of net investment income and, if any, short-term and long-term capital gains. Fund distributions are taxed based on the length of time the Fund holds its assets, regardless of how long you have held Fund shares. Distributions from net investment income and short-term capital gains are taxable as ordinary income. Such distributions are taken into account for tax purposes in the year in which they are declared, even if they appear on your account statement the following year. Long-term capital gain distributions are taxable at long-term capital gain tax rates.



   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any federal income tax liabilities generated by your transaction.


   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


              TAX IDENTIFICATION NUMBER


              The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions proceeds paid to shareholders who have not provided the Fund with their Taxpayer Identification Number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   OTHER SHAREHOLDER SERVICES

   As a shareholder of the Fund, you can take advantage of other service privileges which are described in the Owner's Manual:

   - Telephone Investment and Redemption Plan
   - Automatic Investment Plan
   - Systematic Withdrawal Plan
   - Retirement Plans

   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Fund's financial performance for the past 4 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

   SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                                                           YEAR ENDED DECEMBER 31,
                                                                   1998        1997        1996       1995+
      OPERATING PERFORMANCE:
        Net asset value, beginning of period                      $ 14.40     $ 13.42     $ 10.98     $10.00
                                                                  -------     -------     -------     ------
        Net investment loss                                         (0.02)      (0.13)      (0.15)(a)  (0.03)(a)
        Net realized and unrealized gain on investments              2.51        1.11        2.59       1.01
                                                                  -------     -------     -------     ------
        Total from investment operations                             2.49        0.98        2.44       0.98
                                                                  -------     -------     -------     ------
      DISTRIBUTIONS TO SHAREHOLDERS:
        In excess of net investment income                          (0.03)         --          --         --
        Net realized gain on investments                            (1.23)         --          --         --
                                                                  -------     -------     -------     ------
        Total distributions                                         (1.26)         --          --         --
                                                                  -------     -------     -------     ------
        NET ASSET VALUE, END OF PERIOD                            $ 15.63     $ 14.40     $ 13.42     $10.98
                                                                  =======     =======     =======     ======
        Total return++                                             17.40%       7.30%      22.20%      9.80%
                                                                  =======     =======     =======     ======
      RATIOS TO AVERAGE NET ASSETS AND
        SUPPLEMENTAL DATA:
        Net assets, end of period (in 000's)                      $26,791     $18,133     $12,815     $2,096
        Ratio of net investment loss to average net assets(c)     (0.14)%     (0.82)%     (1.21)%     (1.19)%(b)
        Ratio of operating expenses to average net assets(c)        1.98%       2.46%       2.72%      2.75%(b)
        Portfolio turnover rate                                       52%         63%         55%        30%


    + From commencement of operations on June 30, 1995.

   ++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

   (a) Based on average month-end shares outstanding.

   (b) Annualized.


   (c) The Fund incurred interest expense for the years ended December 31, 1998 and 1997. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.96% and 2.44%, respectively. Before reimbursement, the ratios of operating expenses and net investment loss to average net assets would have been 3.62% and (2.12%) for 1996 and 8.10% and (6.54%) for 1995 (annualized), respectively.

                    GABELLI INTERNATIONAL GROWTH FUND, INC.


FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

OWNER'S MANUAL:


Information about purchasing, selling and exchanging shares of the Fund is included in a separate document entitled "Owner's Manual." The Owner's Manual is incorporated by reference into the Prospectus. If you have not received it, please contact the Fund at the number listed below.


ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain detailed information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

   You can get free copies of these documents and prospectuses of other Funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                    Gabelli International Growth Fund, Inc.
                              One Corporate Center
                                 Rye, NY 10580
                   Telephone: 1-800-GABELLI (1-800-422-3554)
                                www.gabelli.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.

(Investment Company Act file no. 811-08560)

                                 GABELLI FUNDS


                              One Corporate Center


                            Rye, New York 10580-1434


                                 1-800-GABELLI


                                 1-800-422-3554


                              FAX: 1-914-921-5118


                             http://www.gabelli.com
                            E-MAIL: info@gabelli.com


                                QUESTIONS?
                            Call 1-800-GABELLI
                    or your investment representative.


      THE

      GABELLI FAMILY OF
      FUNDS


                                 OWNER'S MANUAL
                                  AAA CLASS -
                                 NO-LOAD CLASS



                                  MAY 1, 1999


   - GABELLI GLOBAL SERIES FUNDS, INC.

   - GABELLI GOLD FUND, INC.

   - GABELLI INTERNATIONAL GROWTH FUND, INC.

   - GABELLI ABC FUND

   - GABELLI ASSET FUND

   - GABELLI GROWTH FUND


   THE INFORMATION CONTAINED IN THE OWNER'S MANUAL IS INCORPORATED BY REFERENCE INTO, AND IS LEGALLY CONSIDERED PART OF, THE PROSPECTUSES FOR THE GABELLI FAMILY OF FUNDS. THE OWNER'S MANUAL MUST BE PRECEDED OR ACCOMPANIED BY A GABELLI FUNDS PROSPECTUS.

         OWNER'S MANUAL                        TABLE OF CONTENTS


                                           PURCHASING SHARES
                                               3  Instructions for Opening or Adding to an Account
                                               4  Telephone Investment Plan
                                               4  Automatic Investment Plan
                                               4  Retirement Plans
                                               4  Minimum Investments
                                               4  Dividends and Distributions


                                           SELLING SHARES

                                               5  Instructions for Selling Shares
                                               5  By Bank Wire or Check via Telephone
                                               5  By Bank Wire or Check via Mail
                                               5  General Policies on Selling Shares
                                               5  Signature Guarantees
                                               6  Verifying Telephone Redemptions
                                               6  Redemptions Within 15 Days of Investment
                                               6  Redemption in Kind
                                               6  Refusal of Redemption Request
                                               6  Closing of Small Accounts
                                               6  Undeliverable Distribution Checks


                                           EXCHANGING SHARES

                                               7  Instructions for Exchanging Shares


                                           PRICING OF FUND SHARES

                                               8  How NAV is Calculated

   PURCHASING SHARES

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   PURCHASES THROUGH BROKERS/DEALERS:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. You should state specifically which class of shares you are buying. For all other purchases directly with the Fund, follow the instructions below.

   PURCHASES DIRECTLY FROM THE FUND:

   All investments made by regular mail or personal delivery, whether initial or subsequent, should be sent to:

BY
REGULAR
MAIL                          BY OVERNIGHT DELIVERY
The Gabelli Funds            The Gabelli Funds
PO Box 8308                  c/o BFDS
Boston, MA 02266-8308        66 Brooks Drive
                             Braintree, MA 02184

   For Initial Investment:

   1. Carefully read and complete the application.
   2. Make check, bank draft or money order payable to "[name of Fund]."
   3. Mail or deliver application and payment to the address above.

   For Subsequent Investments:


   1. Make check, bank draft or money order payable to "[name of Fund]" or "Gabelli Funds."

   2. Provide the exact name and number of your account.
   3. Mail or deliver payment to the address above.

   BY WIRE TRANSFER

   For Initial Investment:

   Call 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Promptly mail the completed application to the address shown above for regular mail, and

   For Initial and Subsequent Investments:

   Instruct your bank to wire transfer your investment to:

   STATE STREET BANK AND TRUST COMPANY
   ABA #011-0000-28 REF DDA# 9904-6187
   ATTN: SHAREHOLDER SERVICES
   RE: [FUND NAME]
   A/C#
   ---------------------------------
   YOUR NAME
   ----------------------------
   225 FRANKLIN STREET, BOSTON, MA 02110

   NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

   PURCHASING SHARES

    You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time upon 60 days notice to shareholders.

   TELEPHONE INVESTMENT PLAN

   You may purchase additional shares of the Funds by telephone as long as your bank is a member of the Automated Clearing House (ACH) system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic monthly investments in the Funds. Details about this plan can be obtained from the Distributor on a separate application by calling 1-800-GABELLI (800-422-3554).

   RETIREMENT PLANS

   You can invest in various types of retirement plans through the Fund. Details about these plans can be obtained from the Distributor on a separate application by calling 1-800-GABELLI (800-422-3554).


                                                                                              MINIMUM
                                                                           MINIMUM INITIAL   SUBSEQUENT
                                                  ACCOUNT TYPE               INVESTMENT      INVESTMENT
                                       Regular (non-retirement)                $1,000           $  0
                                       Retirement (IRA)
                                         Traditional IRA                       $1,000           $  0
                                         Roth IRA                              $1,000           $  0
                                         Spousal IRA                           $  250           $  0
                                         Education IRA                         $  250           $  0
                                       Automatic Investment Plan               $    0           $100
                                       Telephone Investment Plan               $  100           $100


   MINIMUM INVESTMENTS

   You may purchase Funds
   through the Distributor
   or participating
   organizations, which
   may charge additional
   fees and may require
   higher or lower minimum
   investments or impose
   other limitations on
   buying and selling
   shares.


                            All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted. Your purchase of shares will be effective on the same business day if the Fund's Transfer Agent receives your order by 4:00 p.m. (12 noon for a money market fund), and receives your form of payment by 4:00 p.m., eastern time. Otherwise, your purchase will be effective on the next business day. (See "Pricing of Fund Shares.") Shares are held on account for you unless you specify in writing that you would like to receive a stock certificate (certificates are not available for money market funds). We can only issue a certificate for whole shares.


                            The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. A Fund may waive its minimum purchase requirement.
   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   SELLING SHARES

   As a mutual fund
   shareholder, you are
   technically selling shares
   when you request a
   withdrawal in cash. This
   is also known as redeeming
   shares.
                                   WITHDRAWING MONEY FROM YOUR INVESTMENT

                                   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. See section on "General Policies on Selling Shares" below.

                                   SYSTEMATIC WITHDRAWAL PLAN

                                   You can receive automatic payments from your account on a monthly, quarterly or annual basis. You can obtain details from the Distributor.

   INSTRUCTIONS FOR SELLING SHARES

   The Fund accepts telephone requests for redemptions of unissued shares.

   BY BANK WIRE OR CHECK VIA TELEPHONE


   1. Call 1-800-GABELLI (1-800-422-3554) with your account number, the amount of the redemption and instructions as to how you wish to receive your funds.



   2. If you are unable to reach the Fund by telephone, you may telecopy your redemption request to the Fund at 914-921-5118.


   NOTE: If you call by 4:00 p.m., eastern time, your payment will normally be wired to your bank on the following business day. (For Money Market Funds: If you call before 12:00 noon, eastern time, your payment will be wired to your bank on that day.) If you call after that time, your payment will be wired to your bank on the next business day. If you request your wire redemption by telephone, it must be at least $1,000. Your bank may charge a fee for incoming wires.

   BY BANK WIRE OR CHECK VIA MAIL

   Submit a redemption request to the Fund. Redemption requests may be made by letter to the Transfer Agent. You must specify the name of the Fund, the dollar amount or number of shares you wish to redeem and the account number. You must sign the letter in exactly the same way the account is registered, and if there is more than one owner of shares, all must sign. A signature guarantee is required for most requests.

   GENERAL POLICIES ON SELLING SHARES

   SIGNATURE GUARANTEES

   Signature guarantees are required on redemption requests for the following:


   - The check is not being mailed to the address on your account


   - The check is not being made payable to the owner of the account


   - The redemption proceeds are being transferred to another person's Fund account.


   A signature guarantee can be obtained from most banks and securities dealers. Notarized signatures are not considered a signature guarantee.

   SELLING SHARES

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. If appropriate precautions have not been taken, the Fund may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

   When you have made an investment by check or through the automatic investment plan, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

   REDEMPTION IN KIND

   The Fund reserves the right to make a redemption in kind - payment in portfolio securities rather than cash - for certain large redemption amounts that could hurt fund operations.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   CLOSING OF SMALL ACCOUNTS

   If your account (other than an IRA) falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE DISTRIBUTION CHECKS

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the then current net asset value.

                                                      QUESTIONS?
                                                  Call 1-800-GABELLI
                                                  or your investment
                                                    representative.

   EXCHANGING SHARES



   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund managed by
   Gabelli Funds, LLC, or its
   affiliates, usually without
   paying additional sales
   charges (see "Notes on
   Exchanges" below).


   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging. Exchanges from
   one Fund to another are
   taxable transactions.
                                            INSTRUCTIONS FOR EXCHANGING SHARES

                                            Exchanges may be made by sending a
                                            written request to The Gabelli
                                            Funds, PO Box 8308, Boston, MA
                                            02266-8308 or by calling
                                            1-800-GABELLI (1-800-422-3554).

                                            Please provide the following
                                            information:

                                            - Your name and telephone number


                                            - The exact name on your account and
                                              account number


                                            - Taxpayer identification number
                                              (usually your Social Security
                                              number)


                                            - Dollar value or number of shares
                                              to be exchanged


                                            - The names of the Funds from/into
                                              which the exchange is to be made


                                            See "Selling Shares" for important
                                            information about telephone
                                            transactions.

                                            NOTES ON EXCHANGES


                                            - When exchanging from a Fund that
                                              has no sales charge or a lower
                                              sales charge to a Fund with a
                                              higher sales charge, you will pay
                                              the difference.


                                            - The registration and tax
                                              identification numbers of the two
                                              accounts must be identical.


                                            - This exchange privilege may be
                                              changed or eliminated at any time
                                              upon a 60-day notice to
                                              shareholders.


                                            - Be sure to read the prospectus
                                              carefully of any Fund into which
                                              you wish to exchange shares.

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ----------------------------
        Number of Shares
           Outstanding

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers, or by calling
   1-800-GABELLI
   (800-422-3554).

                                          The net asset value, or NAV, of each
                                          Fund's Class AAA shares is determined
                                          and such shares are priced at the
                                          close of regular trading on the New
                                          York Stock Exchange, normally at 4:00
                                          p.m., eastern time, on days the New
                                          York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Fund. This is what is
                                          known as the offering price.


                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. Fund
                                          securities are generally valued at
                                          current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations for
                                          such securities prior to the valuation
                                          time, or the latest bid price if asked
                                          prices are not available. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.

                                          Some Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when a
                                          Fund does not compute its NAV. This
                                          could cause the value of a Fund's
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.


              QUESTIONS?


          Call 1-800-GABELLI


          or your investment
            representative.

                    GABELLI INTERNATIONAL GROWTH FUND, INC.


                              One Corporate Center


                            Rye, New York 10580-1434


                                 1-800-GABELLI


                                 1-800-422-3554




                              FAX: 1-914-921-5118


                             HTTP://WWW.GABELLI.COM


                            E-MAIL: INFO@GABELLI.COM


               (NET ASSET VALUE MAY BE OBTAINED DAILY BY CALLING


                         1-800-GABELLI AFTER 6:00 P.M.)



                               BOARD OF DIRECTORS



Mario J. Gabelli, CFA              Werner J. Roeder, MD
Chairman and Chief                 Director of Surgery
Investment Officer                 Lawrence Hospital
Gabelli Asset Management Inc.

Anthony J. Colavita                Anthonie C. van Ekris
Attorney-at-Law                    Managing Director
Anthony J. Colavita, P.C.          BALMAC International, Inc.

Karl Otto Pohl
Former President
Deutsche Bundesbank



                        OFFICERS AND PORTFOLIO MANAGERS



Caesar Bryan                       Bruce N. Alpert
President and                      Vice President
Portfolio Manager                  and Treasurer

James E. McKee
Secretary



                                QUESTIONS?


                            Call 1-800-GABELLI


                    or your investment representative.


      GABELLI
      INTERNATIONAL
      GROWTH
      FUND, INC.

                                    A CLASS
                                    B CLASS
                                    C CLASS

                                   PROSPECTUS
                                  MAY 1, 1999

   THE SECURITIES AND EXCHANGE COMMISSION

   HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED

   WHETHER THIS PROSPECTUS IS ACCURATE OR
   COMPLETE. ANY REPRESENTATION TO THE
   CONTRARY IS A CRIMINAL OFFENSE.

         GABELLI INTERNATIONAL GROWTH FUND, INC.         TABLE OF CONTENTS


                                           RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this important              3-5
section, which summarizes the
Fund's investments, risks, past
performance and fees.

                                           INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Review this section for                      6-7
information on investment
strategies and their risks.

                                           FUND MANAGEMENT

Review this section for details                8  The Investment Adviser
on the people and organizations                8  The Portfolio Manager
who oversee the Fund.                          8  The Distributor

                                           SHAREHOLDER INFORMATION

Review this section and the                    9  Pricing of Fund Shares
accompanying Owner's Manual for                9  Purchasing, Selling and Exchanging Shares
details on how shares are                     10  Distribution Arrangements/Sales Charges
valued, how to purchase, sell                 14  Dividends, Distributions and Taxes
and exchange shares, related                  14  Other Shareholder Services
charges and payments of
dividends and distributions.

                                           FINANCIAL HIGHLIGHTS

                                              15

                                           BACK COVER

                                                  Where to learn more about this Fund

   RISK/RETURN SUMMARY AND FUND EXPENSES


    RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              The Fund seeks to provide investors with long-term
                                      appreciation of capital. The production of any current
                                      income is incidental.

    PRINCIPAL INVESTMENT              The Fund invests primarily in equity securities of foreign
    STRATEGY                          issuers located in at least three countries outside the
                                      United States which are likely to have rapid growth in
                                      revenues and earnings and potential for above-average
                                      capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities like rights and warrants that have common
                                      stock characteristics. The Fund seeks companies that have
                                      the potential to grow faster than other companies in their respective equity markets and are priced at attractive
                                      valuation levels.

    PRINCIPAL                         The Fund's share prices will fluctuate with changes in the
    INVESTMENT RISKS                  market value of the Fund's securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Foreign securities are subject to currency,
                                      information and political risks. The Fund is also subject to the risk that the adviser's judgment about the above-average growth potential of particular stocks is incorrect. When you sell Fund shares, they may be worth less than what you paid for them. You can lose money by investing in the Fund.


    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   [ ] ARE SEEKING A LONG-TERM GOAL SUCH AS RETIREMENT
                                      [ ] ARE LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO
                                      [ ] ARE WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE
                                      STOCK MARKET IN EXCHANGE FOR LONG TERM RETURNS
                                      [ ] ARE LOOKING TO DIVERSIFY DOMESTIC INVESTMENTS WITH
                                      INVESTMENTS IN FOREIGN SECURITIES


                                      This Fund will not be appropriate for anyone:
                                      [ ] SEEKING MONTHLY INCOME
                                      [ ] PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY
                                      RESERVES
                                      [ ] SEEKING SAFETY OF PRINCIPAL


               QUESTIONS?
           Call 1-800-GABELLI
   or your investment representative.

   RISK/RETURN SUMMARY AND FUND EXPENSES

-


   The chart on this page shows the Fund's annual returns over the past three years and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. It does not reflect the impact of any applicable sales charges or account fees which would reduce returns. The Class A, B and C Shares are new classes of the Fund, for which performance is not yet available. The Class AAA shares of the Fund are offered in a separate prospectus. Although the shares are invested in the same portfolio of securities, the returns for Class A, B and C shares will differ from Class AAA returns shown in the bar chart because of differences in expenses and sales charges of each class. Sales charges are not reflected in the bar charts below. If reflected, the returns would be less than those shown. The table below compares the Fund's performance over time to that of the Lipper International Fund Average ("LIFA") and the Morgan Stanley EAFE Index ("MS EAFE"). The MS EAFE is a widely recognized, unmanaged index composed of common stocks from Europe, Australasia and the Far East. The LIFA represents an index of international equity mutual funds as tracked by Lipper, Inc. Of course, past performance does not indicate how the Fund will perform in the future. Both the chart and table assume reinvestment of dividends and distributions.


   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS AAA SHARES

'96'                                                                             22.2
----                                                                             ----
'97'                                                                              7.3
'98'                                                                             17.4

    Best quarter:  1(st)
    Qtr  1998   18.26 %
    Worst quarter: 3(rd)
    Qtr  1998  (16.15)%

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)


                                                                                          SINCE INCEPTION
            INTERNATIONAL GROWTH FUND             INCEPTION DATE         PAST YEAR            OF FUND

     Class AAA                                        6/30/95               17.4%               16.1%

     Morgan Stanley EAFE Index                                              20.3%                9.8%

     Lipper International Fund Average                                      13.0%               11.1%



   Class A, B and C Shares have no operating history as of the date of this prospectus.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   FUND EXPENSES

   FEES AND EXPENSES
   As an investor in the
   Fund, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

   CONTINGENT DEFERRED SALES
   CHARGE
   Some Fund share classes
   impose a back end sales
   charge (load) if you sell
   your shares before a
   certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge (CDSC).


   EXPENSE EXAMPLE


   Use the example shown here to
   compare fees and expenses
   with those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:


   - $10,000 investment
   - 5% annual return
   - redemption at the end of
     each period (except as
     noted)
   - no changes in the Funds' operating expenses

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                                                               A SHARES   B SHARES   C SHARES

                                                 SHAREHOLDER FEES
                                                 (FEES PAID DIRECTLY FROM
                                                 YOUR INVESTMENT)

                                                 Maximum sales charge on
                                                 purchases (as a % of
                                                 offering price)               5.75%(1)     None       None
                                                 Maximum deferred sales
                                                 charge(2)                       None     5.00%(3)   1.00%(3)
                                                 Redemption fees                 None       None       None
                                                 Exchange fees(4)                None       None       None

                                                 ANNUAL FUND OPERATING
                                                 EXPENSES (EXPENSES THAT ARE
                                                 DEDUCTED FROM FUND ASSETS)

                                                 Management fees                1.00%      1.00%      1.00%
                                                 Distribution (12b-1) fees       .25%      1.00%      1.00%
                                                 Other expenses                  .92%       .92%       .92%
                                                 Total annual Fund operating
                                                 expenses                       2.17%      2.92%      2.92%



                                                                                       1 YEAR   3 YEARS
                                                 CLASS A SHARES                         $782     $1,215

                                                 CLASS B SHARES
                                                   Assuming redemption                  $795     $1,204
                                                   Assuming no redemption               $295     $  904

                                                 CLASS C SHARES
                                                   Assuming redemption                  $395     $  904
                                                   Assuming no redemption               $295     $  904


   (1 )Lower sales charges are available depending upon the amount invested.


   (2 )The CDSC will be based upon the lower of the value of your shares at time of purchase or time of redemption.



   (3 )A CDSC on Class B shares declines over seven years starting with year one from: 5%, 4%, 3%, 3%, 2%, 1%, 0%. A CDSC of 1% applies to redemptions of Class C shares within the first twenty-four months.



   (4 )Exchanges may be made only to the same class of other funds.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


   INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

   The Fund seeks long-term capital appreciation. To achieve its investment objective, the Fund invests primarily in the equity securities of foreign issuers. The Fund's investment objective may not be changed without shareholder approval. There is no assurance that the Fund will achieve its investment objective.


   Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of companies located in at least three countries outside the U.S. which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation.


   In choosing investments, the Adviser considers a number of factors, including:


   - a company's potential to grow faster than other companies in its respective equity market;


   - valuation levels;

   - the political stability and economic outlook of countries and regions; and
   - the prudent allocation among countries and regions to reduce volatility in the Fund's portfolio.

   The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser's judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.


   As a defensive tactic in unusual market conditions, the Fund may temporarily invest up to 100% of its assets in money market instruments. This could potentially keep the Fund from achieving its goal.



   RISK FACTORS



   Investing in the Fund involves the following risks, listed in the order of importance. An investment in the Fund is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility", may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Market risk is common to most investments -- including stocks and bonds and the mutual funds that invest in them.

   FOREIGN SECURITIES RISK A fund that invests outside the U.S. carries additional risks that include:

     - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-


     - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.



     - POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.



     - ACCESS RISK The risk that some countries may restrict the Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the Fund.



   FUND AND MANAGEMENT RISK The Fund invests in growth stocks and the Fund's price may decline if the market favors other types of stocks. If the Adviser is incorrect in its assessment of the growth prospects of the securities it holds, the value of the Fund's shares may decline.

   FUND MANAGEMENT

-

   THE INVESTMENT ADVISER


   Gabelli Funds, LLC (the "Adviser"), One Corporate Center, Rye, NY 10580 is a limited liability company organized in 1999 after a reorganization of the predecessor, Gabelli Funds, Inc., which was formed in 1980. As of December 31, 1998, Gabelli Funds, LLC and its affiliates manage more than $16.3 billion in assets. Through its portfolio management team, Gabelli Funds, LLC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs.


   For these advisory services, the Adviser earns a fee of 1.00% of average net assets. Any portion of the total fees received by the Adviser may be used by the Adviser to provide shareholder and administrative services.

A

   THE PORTFOLIO MANAGER


   Mr. Caesar M.P. Bryan is primarily responsible for the day-to-day management of the Fund. Mr. Bryan has been a Senior Vice President and Portfolio Manager with GAMCO Investors, Inc., a wholly-owned subsidiary of Gabelli Asset Management Inc., the parent company of the Adviser, and Portfolio Manager of the Gabelli Gold Fund, Inc. since May 1994. Mr. Bryan served as Senior Vice President of Lexington Management Corporation from 1986 until May 1994.


A

   THE DISTRIBUTOR

   Gabelli & Company, Inc. is the Fund's distributor. Its address is One Corporate Center, Rye, NY 10580.

   The Statement of Additional Information has more detailed information about the Adviser and other service providers.


   YEAR 2000 As the year 2000 approaches, an issue has emerged regarding how the software used by the Fund's service providers can accommodate the date "2000." Failure to adequately address this issue could result in major systems or process failures which could disrupt the Fund's operations. The Adviser is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. The Fund cannot guarantee, however, that all year 2000 issues will be identified and corrected by January 1, 2000, and any non-compliant computer system could hurt key Fund operations, such as shareholder servicing, pricing and trading. In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests, particularly companies in foreign countries. For example, these companies may incur substantial costs to correct the problem. To the extent that the impact on a Fund holding is negative, it could seriously affect the Fund's performance.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ---------------------------
        Number of Shares
           Outstanding
   --------------------------

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers or by calling
   1-800-GABELLI
   (800-422-3554).
                                          The Fund's net asset value, or NAV, is
                                          determined and its shares are priced
                                          at the close of regular trading of the
                                          New York Stock Exchange, normally at
                                          4:00 p.m., eastern time, on days the
                                          New York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Fund less any
                                          applicable sales charges as noted in
                                          the section on "Distribution
                                          Arrangements/Sales Charges." This is
                                          what is known as the offering price.

                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. The
                                          Fund's securities are generally valued
                                          at current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations for
                                          such securities prior to the valuation
                                          time, or the latest bid prices if
                                          asked prices are not available. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.

                                          Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when the
                                          Fund does not compute its NAV. This
                                          could cause the value of the Fund's
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.


   PURCHASING, SELLING AND EXCHANGING SHARES

   Information about purchasing, selling and exchanging your shares is contained in a separate document called the Owner's Manual. If you have not received it, please contact your broker or financial consultant or the Fund at the number listed on the back page of this Prospectus. The Owner's Manual is considered an integral part of this Prospectus.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENT/SALES CHARGES
   TYPES OF CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.


       TYPES OF CHARGES               CLASS A                    CLASS B                    CLASS C

     Sales Charge (Load)      Front-end sales charge;    No front-end sales         No front-end sales
                              reduced sales charges      charge. A contingent       charge, but 1% CDSC may
                              available.                 deferred sales charge      be imposed on shares
                                                         (CDSC) may be imposed      redeemed within twenty-
                                                         on shares redeemed         four months of
                                                         within seventy-two         purchase; unlike Class
                                                         months after purchase;     B shares, Class C
                                                         shares automatically       shares do not convert
                                                         convert to Class A         to Class A shares.
                                                         Shares after
                                                         eighty-four months.

     Distribution and         Subject to annual          Subject to annual          Subject to annual
     Service (12b-1) Fee      distribution and           distribution and           distribution and
                              shareholder servicing      shareholder servicing      shareholder servicing
                              fees of up to .25% of      fees of up to 1.00% of     fees of up to 1.00% of
                              the Fund's total           the Fund's assets.         the Fund's assets.
                              assets.

     Fund Expenses            Lower annual expenses      Higher annual expenses     Higher annual expenses
                              then Class B or C          than Class A shares.       than Class A or B
                              shares.                                               Shares. Class C shares
                                                                                    are similar to Class B
                                                                                    shares, except that the
                                                                                    contingent deferred
                                                                                    sales charge is imposed
                                                                                    only on shares redeemed
                                                                                    within twenty-four
                                                                                    months of purchase,
                                                                                    there is no maximum
                                                                                    investment and Class C
                                                                                    shares do not convert
                                                                                    to Class A shares.


A

    CALCULATION OF SALES CHARGES
    CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions and on purchases greater than $1 million.

   SHAREHOLDER INFORMATION

   The current sales charge rates are as follows:


                                            SALES CHARGE AS A %    SALES CHARGE AS A %   DEALER CONCESSION AS
               YOUR INVESTMENT              OF OFFERING PRICE(1)   OF YOUR INVESTMENT    A % OF OFFERING PRICE

     Up to $49,999                                   5.75%                 6.10%                  5.00%
     $50,000 up to $99,999                           4.50%                 4.71%                  4.00%
     $100,000 up to $249,999                         3.00%                 3.63%                  2.50%
     $250,000 up to $499,999                         2.50%                 2.56%                  2.00%
     $500,000 up to $999,999                         2.00%                 2.04%                  1.50%
     $1,000,000 up to $1,999,999                     1.00%                 1.01%                  1.00%
     $2,000,000 and above(2)                          None                  None                  1.00%


    CLASS B AND CLASS C SHARES

   Class B and Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the second anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   CLASS B SHARES

                               CDSC AS A % OF DOLLAR
     YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE

     First                             5.00%
     Second                            4.00%
     Third                             3.00%
     Fourth                            3.00%
     Fifth                             2.00%
     Sixth                             1.00%
     Seventh and thereafter             None

CLASS C SHARES

                           CDSC AS A % OF DOLLAR
 MONTHS SINCE PURCHASE    AMOUNT SUBJECT TO CHARGE

 Less than 24 months               1.00%
 More than 24 months                None

   If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   (1) The Distributor reserves the right to pay the entire sales charge to dealers. If that occurs the dealer may be considered an "underwriter" under federal securities laws.

   (2) There is no initial sales charge on purchases of $2 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested dividends and distributions.

   SHAREHOLDER INFORMATION

   CONVERSION FEATURE -- CLASS B SHARES

   - Class B shares automatically convert to Class A shares of the Fund on the first business day of the eighty-fifth calendar month following the calendar month in which such shares were issued.
   - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return compared to the Class B shares.
   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
   - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
   - If you exchange shares into a Gabelli money market fund, your holding period will be suspended.
   - The automatic conversion of Class B shares to Class A shares may be suspended by the Board of Directors at any time it determines such suspension to be required under applicable law or in the exercise of their fiduciary duties; provided, however, that if the Board determines that the suspension is likely to continue for a substantial period of time, the Board of Directors will seek to create an additional class or additional classes of shares into which Class B shares are eligible for conversion under the rules of the Securities and Exchange Commission and other applicable law.


   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances:

   - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   - Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of sales charges:

   - Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser, its affiliates or any NASD member.

   - Shares purchased by directors, officers, employees of the Fund, the Adviser or the Distributor and their affiliates, and members of the immediate family. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

   SHAREHOLDER INFORMATION



              REINSTATEMENT PRIVILEGE

              If you have sold Class A shares and decide to reinvest in the Fund within a 30 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 30 days of the date your instructions to sell were processed.

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:

   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

   - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

   - Minimum required distributions made from an IRA or other retirement plan account after the shareholder reaches age 59 1/2.

   - Distributions from tax-deferred retirement plans after the shareholder's retirement.

   - Returns of excess contributions to retirement plans following the death or disability of the shareholder.

   - Distributions of less than 5% of the annual account value under a Systematic Withdrawal Plan.

   - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.


   DISTRIBUTION (12B-1) FEES

   The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act which authorizes payments by the Fund to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. Rule 12b-1 fees are paid from Fund assets on an ongoing basis, and increase the cost of your investment.

   - The 12b-1 fees vary by share class as follows:
     - Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.
     - Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause annual expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.
   - The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, allow the Distributor to sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.
   - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

   Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

   SHAREHOLDER INFORMATION

-


   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income the Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders. The Fund declares and pays dividends from net investment income and capital gains, if any, on an annual basis.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.


   The Fund expects that its dividends will primarily consist of net investment income and, if any, short-term and long-term capital gains. Fund distributions are taxed based on the length of time the Fund holds its assets, regardless of how long you have held Fund shares. Distributions from net investment income and short-term capital gains are taxable as ordinary income. Such distributions are taken into account for tax purposes in the year in which they are declared, even if they appear on your account statement the following year. Long-term capital gain distributions are taxable at long-term capital gain tax rates.



   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any federal income tax liabilities generated by your transaction.



   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


              TAX IDENTIFICATION NUMBER

              The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions proceeds paid to shareholders who have not provided the Fund with their Taxpayer Identification Number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences
A  in your particular circumstances.

   OTHER SHAREHOLDER SERVICES

   As a shareholder of the Fund, you can take advantage of other service privileges which are described in the Owner's Manual:

   - Telephone Investment and Redemption Plan
   - Automatic Investment Plan
   - Systematic Withdrawal Plan
   - Retirement Plans

   FINANCIAL HIGHLIGHTS

   At this time, the Class A Shares, Class B Shares and Class C Shares have not previously been offered.

                                                      QUESTIONS?
                                                  Call 1-800-GABELLI
                                                  or your investment
                                                    representative.

                    GABELLI INTERNATIONAL GROWTH FUND, INC.

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

OWNER'S MANUAL:


Information about purchasing, selling and exchanging shares of the Fund is included in a separate document entitled "Owner's Manual." The Owner's Manual is incorporated by reference into the Prospectus. If you have not received it, please contact the Fund at the number listed below.


ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain detailed information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

   You can get free copies of these documents and prospectuses of other Funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                    Gabelli International Growth Fund, Inc.
                              One Corporate Center
                                 Rye, NY 10580
                   Telephone: 1-800-GABELLI (1-800-422-3554)
                                www.gabelli.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.

(Investment Company Act file no. 811-08560)

                                 GABELLI FUNDS
                              One Corporate Center
                            Rye, New York 10580-1434
                                 1-800-GABELLI
                                 1-800-422-3554
                              FAX: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com


                                QUESTIONS?
                            Call 1-800-GABELLI
                    or your investment representative.


                                      THE
                                    GABELLI
                                   FAMILY OF
                                     FUNDS



                                 OWNER'S MANUAL
                                    A CLASS
                                    B CLASS
                                    C CLASS


                                  MAY 1, 1999


   - GABELLI GLOBAL SERIES FUNDS, INC.

   - GABELLI INTERNATIONAL GROWTH FUND, INC.

   - GABELLI ASSET FUND

   - GABELLI GROWTH FUND


   THE INFORMATION CONTAINED IN THE OWNER'S MANUAL IS INCORPORATED BY REFERENCE INTO, AND IS LEGALLY CONSIDERED PART OF, THE PROSPECTUSES FOR THE GABELLI FAMILY OF FUNDS. THE OWNER'S MANUAL MUST BE PRECEDED OR ACCOMPANIED BY A GABELLI FUNDS PROSPECTUS.

         OWNER'S MANUAL                        TABLE OF CONTENTS




                                           PURCHASING SHARES

                                             3  Instructions for Opening or Adding to an Account
                                             4  Telephone Investment Plan
                                             4  Automatic Investment Plan
                                             4  Retirement Plans
                                             4  Minimum Investments
                                             4  Dividends and Distributions



                                           SELLING SHARES

                                             5  Instructions for Selling Shares
                                             5  By Bank Wire or Check via Telephone
                                             5  By Bank Wire or Check via Mail
                                             6  General Policies on Selling Shares
                                             6  Signature Guarantees
                                             6  Verifying Telephone Redemptions
                                             6  Redemptions Within 15 Days of Investment
                                             6  Refusal of Redemption Request
                                             6  Closing of Small Accounts
                                             6  Undeliverable Distribution Checks



                                           EXCHANGING SHARES

                                             7  Instructions for Exchanging Shares



                                           PRICING OF FUND SHARES

                                             8  How NAV is Calculated



                                           DISTRIBUTION ARRANGEMENTS/SALES CHARGES

                                             9  Types of Charges
                                             9  Calculation of Sales Charge
                                            11  Conversion Feature
                                            11  Sales Charge Reductions
                                            12  Sales Charge Waivers

   PURCHASING SHARES


   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   PURCHASES THROUGH BROKERS/DEALERS:


   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases directly with the Fund, follow the instructions below.

   PURCHASES DIRECTLY FROM THE FUND:

   All investments made by regular mail or personal delivery, whether initial or subsequent, should be sent to:


BY REGULAR MAIL               BY OVERNIGHT DELIVERY
The Gabelli Funds             The Gabelli Funds
PO Box 8308                   c/o BFDS
Boston, MA 02266-8308         66 Brooks Drive
                              Braintree, MA 02184


   For Initial Investment:

   1. Carefully read and complete the application.
   2. Make check, bank draft or money order payable to "[name of Fund]."
   3. Mail or deliver application and payment to the address above.

   For Subsequent Investments:


   1. Make check, bank draft or money order payable to "[name of Fund]" or "Gabelli Funds."

   2. Provide the exact name and number of your account.
   3. Mail or deliver payment to the address above.

   BY WIRE TRANSFER

   For Initial Investment:

   Call 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Promptly mail the completed application to the address shown above for regular mail, and

   For Initial and Subsequent Investments:

   Instruct your bank to wire transfer your investment to:

   STATE STREET BANK AND TRUST COMPANY
   ABA #011-0000-28 REF DDA# 9904-6187
   ATTN: SHAREHOLDER SERVICES
   RE: [FUND NAME]
   A/C#
       -------------------------------
   YOUR NAME
            --------------------------
   225 FRANKLIN STREET, BOSTON, MA 02110


   NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

   PURCHASING SHARES
-


    You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time upon 60 days notice to shareholders.



   TELEPHONE INVESTMENT PLAN



   You may purchase additional shares of the Funds by telephone as long as your bank is a member of the Automated Clearing House (ACH) system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.


   AUTOMATIC INVESTMENT PLAN

   You can make automatic monthly investments in the Funds. Details about this plan can be obtained from the Distributor on a separate application by calling 1-800-GABELLI (800-422-3554).

   RETIREMENT PLANS

   You can invest in various types of retirement plans through the Fund. Details about these plans can be obtained from the Distributor.


                                                                                              MINIMUM
                                                                           MINIMUM INITIAL   SUBSEQUENT
                                                  ACCOUNT TYPE               INVESTMENT      INVESTMENT
                                       Regular (non-retirement)                $1,000           $  0
                                       Retirement (IRA)
                                         Traditional IRA                       $1,000           $  0
                                         Roth IRA                              $1,000           $  0
                                         Spousal IRA                           $  250           $  0
                                         Education IRA                         $  250           $  0
                                       Automatic Investment Plan               $    0           $100
                                       Telephone Investment Plan               $  100           $100


   MINIMUM INVESTMENTS

   You may purchase Funds
   through the Distributor
   or participating
   organizations, which
   may charge additional
   fees and may require
   higher or lower minimum
   investments or impose
   other limitations on
   buying and selling
   shares.


                            All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted. Your purchase of shares will be effective on the same business day if the Fund's Transfer Agent receives your order by 4:00 p.m. (12 noon for a money market fund), and receives your form of payment by 4:00 p.m., eastern time. Otherwise, your purchase will be effective on the next business day. (See "Pricing of Fund Shares.") Shares are held on account for you unless you specify in writing that you would like to receive a stock certificate (certificates are not available for money market funds). We can only issue a certificate for whole shares.



                            The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. A Fund may waive its minimum purchase requirement.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   SELLING SHARES


   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   As a mutual fund
   shareholder, you are
   technically selling shares
   when you request a
   withdrawal in cash. This
   is also known as redeeming
   shares.

                                   WITHDRAWING MONEY FROM YOUR INVESTMENT


                                   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. See section on "General Policies on Selling Shares" below.

                                   CONTINGENT DEFERRED SALES CHARGE

                                   When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

                                   SYSTEMATIC WITHDRAWAL PLAN

                                   You can receive automatic payments from your account on a monthly, quarterly or annual basis. You can obtain details from the Distributor.

   INSTRUCTIONS FOR SELLING SHARES

   The Fund accepts requests for redemptions of unissued shares.

   BY BANK WIRE OR CHECK VIA TELEPHONE


   1. Call 1-800-GABELLI (1-800-422-3554) with your account number, the amount of the redemption and instructions as to how you wish to receive your funds.

   2. If you are unable to reach the Fund by telephone, you may telecopy your redemption request to the Fund at 914-921-5118.


   NOTE: If you call by 4:00 p.m., eastern time, your payment will normally be wired to your bank on the following business day. (For Money Market Funds: If you call before 12:00 noon, eastern time, your payment will be wired to your bank on that day). If you call after that time, your payment will be wired to your bank on the next business day. If you request your wire redemption by telephone, it must be at least $1,000. Your bank may charge a fee for incoming wires.

   BY BANK WIRE OR CHECK VIA MAIL

   Submit a redemption request to the Fund. Redemption requests may be made by letter to the Transfer Agent. You must specify the name of the Fund, the dollar amount or number of shares you wish to redeem and the account number. You must sign the letter in exactly the same way the account is registered, and if there is more than one owner of shares, all must sign. A signature guarantee is required for most requests.

   SELLING SHARES

   GENERAL POLICIES ON SELLING SHARES

   SIGNATURE GUARANTEES

   Signature guarantees are required on redemption requests for the following:

   - The check is not being mailed to the address on your account

   - The check is not being made payable to the owner of the account

   - The redemption proceeds are being transferred to another person's Fund account.


   A signature guarantee can be obtained from most banks and securities dealers. Notarized signatures are not considered a signature guarantee.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. If appropriate precautions have not been taken, the Fund may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

   When you have made an investment by check or through the automatic investment plan, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

   REDEMPTION IN KIND

   The Fund reserves the right to make a redemption in kind - payment in portfolio securities rather than cash - for certain large redemption amounts that could hurt fund operations.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   CLOSING OF SMALL ACCOUNTS

   If your account (other than IRA) falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE DISTRIBUTION CHECKS

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the then current net asset value.
                                                       QUESTIONS?
                                                   Call 1-800-GABELLI
                                                   or your investment
                                                    representative.

   EXCHANGING SHARES


   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund managed by
   Gabelli Funds, LLC or its
   affiliates, usually without
   paying additional sales
   charges (see "Notes on
   Exchanges" below).

   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging. Exchanges from
   one Fund to another are
   taxable transactions.

                                            INSTRUCTIONS FOR EXCHANGING SHARES


                                            Exchanges may be made by sending a
                                            written request to The Gabelli
                                            Funds, PO Box 8308, Boston, MA
                                            02266-8308 or by calling
                                            1-800-GABELLI (1-800-422-3554).

                                            Please provide the following
                                            information:

                                            - Your name and telephone number

                                            - The exact name on your account and
                                              account number

                                            - Taxpayer identification number
                                              (usually your Social Security
                                              number)

                                            - Dollar value or number of shares
                                              to be exchanged

                                            - The names of the Funds from/into
                                              which the exchange is to be made


                                            See "Selling Shares" for important
                                            information about telephone
                                            transactions.


                                            NOTES ON EXCHANGES

                                            - There will be no sales charge upon
                                              an exchange when exchanging Class
                                              B and Class C shares for Class B
                                              and Class C shares, respectively,
                                              of any other fund managed by the
                                              Adviser or an affiliate, but a
                                              CDSC may be payable upon redeeming
                                              those shares.

                                            - The registration and tax
                                              identification numbers of the two
                                              accounts must be identical.

                                            - This Exchange Privilege may be
                                              changed or eliminated at any time
                                              upon a 60-day notice to
                                              shareholders.

                                            - Be sure to read the Prospectus
                                              carefully of any Fund into which
                                              you wish to exchange shares.

   PRICING OF FUND SHARES


   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:


              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding


   ---------------------------

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers, or by calling
   1-800-GABELLI
   (800-422-3554).
                                          The Fund's net asset value, or NAV, is
                                          determined and its shares are priced
                                          at the close of regular trading on the
                                          New York Stock Exchange, normally at
                                          4:00 p.m., eastern time, on days the
                                          New York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Fund less any
                                          applicable sales charge as noted in
                                          the section on "Distribution
                                          Arrangements/Sales Charges." This is
                                          what is known as the offering price.

                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. Fund
                                          securities are generally valued at
                                          current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations for
                                          such securities prior to the valuation
                                          time, or the latest bid price if asked
                                          prices are not available. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.

                                          Some Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when a
                                          Fund does not compute its NAV. This
                                          could cause the value of a Fund's
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.


               QUESTIONS?
           Call 1-800-GABELLI
   or your investment representative.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   TYPES OF CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

       TYPES OF CHARGES               CLASS A                    CLASS B                    CLASS C

     Sales Charge (Load)      Front-end sales charge;    No front-end sales         No front-end sales
                              reduced sales charges      charge. A contingent       charge, but 1% CDSC may
                              available.                 deferred sales charge      be imposed on shares
                                                         (CDSC) may be imposed      redeemed within twenty-
                                                         on shares redeemed         four months of
                                                         within seventy-two         purchase; unlike Class
                                                         months after purchase;     B, Class C shares will
                                                         shares automatically       never convert to
                                                         convert to Class A         Class A shares.
                                                         Shares after
                                                         eighty-four months.

     Distribution and         Subject to annual          Subject to annual          Subject to annual
     Service (12b-1) Fee      distribution and           distribution and           distribution and
                              shareholder servicing      shareholder servicing      shareholder servicing
                              fees of up to .25% of      fees of up to 1.00% of     fees of up to 1.00% of
                              the Fund's total           the Fund's assets.         the Fund's assets.
                              assets.

     Fund Expenses            Lower annual expenses      Higher annual expenses     Higher annual expenses
                              then Class B or C          than Class A shares.       than Class A or B
                              shares.                                               Shares. Class C shares
                                                                                    are similar to Class B
                                                                                    shares, except that the
                                                                                    contingent deferred
                                                                                    sales charge is imposed
                                                                                    only on shares redeemed
                                                                                    within twenty-four
                                                                                    months of purchase,
                                                                                    there is no maximum
                                                                                    investment and Class C
                                                                                    shares do not convert
                                                                                    to Class A shares.

    CALCULATION OF SALES CHARGES

    CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions and on purchases greater than $1 million.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES


   The current sales charge rates are as follows:


                                            SALES CHARGE AS A %    SALES CHARGE AS A %   DEALER CONCESSION AS
    YOUR INVESTMENT                         OF OFFERING PRICE(1)   OF YOUR INVESTMENT    A % OF OFFERING PRICE

     Up to $49,999                                   5.75%                 6.10%                   5.00%
     $50,000 up to $99,999                           4.50%                 4.71%                   4.00%
     $100,000 up to $249,999                         3.00%                 3.63%                   2.50%
     $250,000 up to $499,999                         2.50%                 2.56%                   2.00%
     $500,000 up to $999,999                         2.00%                 2.04%                   1.50%
     $1,000,000 and above(2)                          None                 None                    1.00%

    CLASS B AND CLASS C SHARES

   Class B and Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the second anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.


   CLASS B SHARES                                          CLASS C SHARES

                               CDSC AS A % OF DOLLAR                                   CDSC AS A % OF DOLLAR
     YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE       MONTHS SINCE PURCHASE    AMOUNT SUBJECT TO CHARGE

     First                             5.00%                 Less than 24 months               1.00%
     Second                            4.00%                 More than 24 months                None
     Third                             3.00%
     Fourth                            3.00%
     Fifth                             2.00%
     Sixth                             1.00%
     Seventh and thereafter             None



   If you sell some but not all of your Class B or Class C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


   (1) The Distributor reserves the right to pay the entire sales charge to dealers. If that occurs the dealer may be considered an "underwriter" under federal securities laws.

   (2) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested dividends and distributions.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CONVERSION FEATURE -- CLASS B SHARES


   - Class B shares automatically convert to Class A shares of the same Fund on the first business day of the eighty-fifth calendar month following the calendar month in which the shares were purchased.

   - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

   - If you exchange shares into a Gabelli money market fund, your holding period will be suspended.

   - The automatic conversion of Class B shares to Class A shares may be suspended by the Board of Directors at any time it determines such suspension to be required under applicable law or in the exercise of their fiduciary duties; provided, however, that if the Board determines that the suspension is likely to continue for a substantial period of time, the Board of Directors will seek to create an additional class or additional classes of shares into which Class B shares are eligible for conversion under the rules of the Securities and Exchange Commission and other applicable law.



   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances:


   - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   - Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of sales charges:


   - Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser, its affiliates or any NASD member.

   - Shares purchased by directors, officers, employees of the Fund, the Adviser or the Distributor and their affiliates, and members of the immediate family. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.


              -----------------------------------------------------------
              REINSTATEMENT PRIVILEGE

              If you have sold Class A shares and decide to reinvest in the Fund within a 30 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 30 days of the date your instructions to sell were processed.
              -----------------------------------------------------------

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:


   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

   - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

   - Minimum required distributions made from an IRA or other retirement plan account after the shareholder reaches age 59 1/2.

   - Distributions from tax-deferred retirement plans after the shareholder's retirement.

   - Returns of excess contributions to retirement plans following the death or disability of the shareholder.

   - Distributions of less than 5% of the annual account value under a Systematic Withdrawal Plan.

   - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

                      THE GABELLI INTERNATIONAL GROWTH FUND
                              ONE CORPORATE CENTER
                            RYE, NEW YORK 10580-1434
                    TELEPHONE 1-800-GABELLI (1-800-422-3554)
                             HTTP://WWW.GABELLI.COM


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

This Statement of Additional Information ("Additional Statement") relates to Gabelli International Growth Fund, Inc., a Maryland corporation organized on May 25, 1994 (the "Fund"), and is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated May 1, 1999, as supplemented from time to time (the "Prospectus"). This Additional Statement contains information in addition to that set forth in the Prospectus into which this document is incorporated by reference and should be read in conjunction with the Prospectus. Additional copies of this document may be obtained without charge by writing or telephoning the Fund at the address and telephone number set forth above.


                                TABLE OF CONTENTS

                                                                           PAGE

  Investments .......................................................      B-02
  The Adviser .......................................................      B-10
  The Distributor ...................................................      B-11
  The Distribution Plan .............................................      B-11
  Directors and Officers ............................................      B-13
  Investment Restrictions ...........................................      B-15
  Portfolio Transactions and Brokerage ..............................      B-15
  Purchase and Redemption of Shares .................................      B-17
  Exchange Privilege.................................................      B-21
  Net Asset Value....................................................      B-22
  Dividends, Distributions and Taxes ................................      B-22
  Investment Performance Information ................................      B-25
  Service Providers .................................................      B-26

  Financial Statements ..............................................      B-26

  Description of Shares, Voting Rights and Liabilities ..............      B-26
  Shares of Beneficial Interest .....................................      B-27
  Appendix-- Description of Ratings .................................      B-28

          THE FOLLOWING INFORMATION SUPPLEMENTS THAT IN THE PROSPECTUS.


                                   INVESTMENTS

Subject to the Fund's policy of investing at least 65% of its total assets in the securities of foreign companies, the Fund may invest in any of the securities described below.

EQUITY SECURITIES

Because the Fund in seeking to achieve its investment objective may invest in the common stocks of both foreign and domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Fund's portfolio securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the Fund's shares). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer. The Fund also does not expect to invest in excess of 5% of its assets in securities of unseasoned issuers (companies that have operated less than three years), which, due to their short operating history, may have less information available and may not be as liquid as other securities.

Moreover, common stocks do not represents an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike the debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuer's change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Fund's portfolio thus may be expected to fluctuate.

Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

Some of the securities in the Fund may be in the form of depository receipts. Depository receipts usually represent common stock or other equity securities of non-U.S. issuers deposited with a custodian in a depository. The underlying securities are usually withdrawable at any time by surrendering the depository receipt. Depository receipts are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In other respects depository receipts for foreign securities have the same characteristics as the underlying securities. Depository receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

SOVEREIGN DEBT SECURITIES

The Fund may invest in securities issued or guaranteed by any country and denominated in any currency. The Fund expects to invest in the securities of companies located in developed countries, and to a lesser extent, those located in emerging markets. Developed markets include Australia, Austria, Belgium,

Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. An emerging country is any country which is generally considered to be an emerging or developing country by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by its authorities as emerging or developing, at the time of the Fund's investment. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws. The Fund may have limited legal recourse in the event of default. Also, the Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities.

The Fund may also purchase securities issued by quasi-governmental or supranational agencies such as the Asian Development Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The Fund will not invest more than 25% of its assets in the securities of such supranational entities.

The Fund may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Monetary Unit (the "EUR"), which is a combination of the economic structures of the member nations of the European Monetary Union into to a single currency. This union includes France, Germany, the Netherlands, and other countries. The specific legacy currencies rates comprising the ECU were fixed on December 31, 1998 to reflect the relative values of the underlying currencies to the newly created EUR. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

NONCONVERTIBLE FIXED INCOME SECURITIES

The category of fixed income securities which are not convertible or exchangeable for common stock includes preferred stocks, bonds, debentures, notes and money market instruments such as commercial paper and bankers acceptances. There is no minimum credit rating for these securities in which the Fund may invest. Accordingly, the Fund could invest in securities in default, although the Fund will not invest more than 5% of its assets in such securities.

Up to 25% of the Fund's total assets may be invested in lower-quality debt securities although the Fund currently does not expect to invest more than 5% of its assets in such securities. The market values of lower-quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P"), respectively, which ratings are considered investment grade, possess some speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. See "Appendix -- Description of Ratings." There are risks involved in applying credit ratings as a method of evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Fund will rely on the judgment, analysis and experience of its adviser, Gabelli Funds, LLC (the "Adviser"), in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other fixed income securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. At times, adverse publicity regarding lower-quality securities has depressed prices for such securities to some extent.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code enacted in 1989, a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount).
The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Board of Directors to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

CONVERTIBLE SECURITIES

The Fund may invest up to 25% of its total assets in convertible securities rated, at the time of investment, less than BBB by S&P or Baa by Moody's or unrated but of equivalent credit quality in the judgment of the Adviser, although the Fund currently does not expect to invest in excess of 5% of its assets in such securities.

Some of the convertible securities in the Fund's portfolio may be "Pay-in-Kind" securities. During a designated period from original issuance, the issuer or such a security may pay dividends or interest to the holder by issuing additional fully paid and nonassessable shares or units of the same or another specified security. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

SECURITIES SUBJECT TO REORGANIZATION

The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternate investments.

OPTIONS

The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of its portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right in return for a premium to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price. The Fund's transactions in options may be subject to specific segregation requirements. See "Hedging Transactions" below.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 5% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission, other than for hedging purposes, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund's total assets after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

WARRANTS AND RIGHTS

The Fund may invest up to 5% of its total assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time.

Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

INVESTMENTS IN INVESTMENT COMPANIES

The Fund may invest up to 10% of its total assets (5% per issuer) in securities issued by other unaffiliated investment companies, although the Fund may not acquire more than 3% of the voting securities of any investment company.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments. When the Fund engages in when-issued, delayed delivery or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

SHORT SALES

The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 5% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest up to a total of 15% of its net assets in securities the markets for which are illiquid, including repurchase agreements with more than seven days to maturity. Within this 15% limitation, the Fund may invest up to 5% of its net assets in the securities of unseasoned issuers. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Unseasoned issuers are companies (including predecessors) that have operated less than three years. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Fund's liquidity.

To the extent it can do so consistent with the foregoing limitations, the Fund may invest in non-publicly traded securities, including securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Directors ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investment of a longer-term nature. The following Information supplements that in the Prospectus.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.


LOANS OF PORTFOLIO SECURITIES

To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

BORROWING

The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of the Fund's total assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate assets to secure such borrowings.

HEDGING TRANSACTIONS

FUTURES AND FORWARD CONTRACTS. The Fund may enter into futures and forward contracts only for certain bona fide hedging and risk management purposes. The Fund may enter into futures and forward contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission, an agency of the U.S. Government, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of the Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

CURRENCY TRANSACTIONS. The Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular day and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. The Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

The Adviser may choose to use such instruments on behalf of the Fund depending upon market conditions prevailing and the perceived investment needs of the Fund. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively broad and deep as compared to the markets for similar instruments which are established in the interbank market. In accordance with the current position of the staff of the Securities and Exchange Commission (the "SEC"), the Fund will treat swap transactions as illiquid for purposes of the Fund's policy regarding illiquid securities. Futures contracts, interest rate swaps, and options on securities, indices and futures contracts and certain currency contracts sold by the Fund are generally subject to segregation and coverage requirements with the result that, if the Fund does not hold the security or futures contract underlying the instrument, the Fund will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid securities in an amount at least equal to the Fund's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Fund maintaining securities positions it would otherwise liquidate or segregating assets at a time when it might be disadvantageous to do so.

The Fund expects that its investments in these currency transactions and the futures and forward contracts described above will be less than 5% of its net assets.

PORTFOLIO TURNOVER

The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. While it is impossible to predict with certainty the portfolio turnover, the Adviser expects that the annual turnover rate of the Fund will not exceed 75%. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).


                                   THE ADVISER

The Adviser is a New York limited liability company with principal offices located at One Corporate Center, Rye, New York 10580-1434.

Pursuant to an Investment Advisory Contract, which was approved by the Fund's sole shareholder on June 28, 1995, and last approved by the Board of Directors on February 17, 1999, the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions for the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

Under the Investment Advisory Contract, the Adviser also (1) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (2) oversees the performance of administrative and professional services provided to the Fund by others, including the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Fund; (3) provides the Fund, if requested, with adequate office space and facilities; (4) prepares, but does not pay for, periodic updating of the Fund's registration statement, Prospectus and Additional Statement, including the printing of such documents for the purpose of filings with the SEC; (5) supervises the calculation of the net asset value of shares of the Fund; (6) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification of, the Fund and/or its shares under such laws; and (7) prepares notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the Investment Company Act of 1940, as amended (the "1940 Act"), to be acted upon by the Board.

The Adviser has entered into a Sub-Administration Contract with BISYS Fund Services L.P. (the "Sub-Administrator") pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund's operations but which do not concern the investment advisory and portfolio management services provided by the Adviser. For such services and the related expenses borne by the Sub-Administrator, the Adviser pays a prorated monthly fee at the annual rate of
 .0625% of the average net assets of the Fund (minimum annual fee of $30,000 per portfolio) on the first $350 million of all of the funds advised by the Adviser and its affiliates and administered by BISYS and .0425% of any net assets above $350 million, and .0225% of any assets above $700 million which, together with the services to be rendered, is subject to negotiation between the parties and both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice.

The Investment Advisory Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Investment Advisory Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Investment Advisory Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Investment Advisory Contract in no way restricts the Adviser from acting as adviser to others. The Fund has agreed by the terms of its Investment Advisory Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Fund has further agreed that in the event that for any reason the Adviser ceases to be its investment adviser, it will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

The Investment Advisory Contract is terminable without penalty by the Fund on not more than 60 days' written notice when authorized by the Directors of the Fund; by the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund; or by the Adviser. The Investment Advisory Contract will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder, except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested Directors is required for any "assignment." The Investment Advisory Contract provides that unless terminated it will remain in effect from year to year, so long as continuance of the Investment Advisory Contract is approved annually by the Directors, or the shareholders of the Fund and in either case, by a majority vote of the Directors who are not parties to the Investment Advisory Contract or "interested persons" as defined in the 1940 Act of any such person cast in person, at a meeting called specifically for the purpose of voting on the continuance of the Investment Advisory Contract.

                         ADVISORY FEES EARNED AND WAIVED
                     FOR THE FISCAL YEARS ENDED DECEMBER 31,

------------------------------------------------------------------------------------------------------------
               1996                                 1997                                1998
------------------------------------------------------------------------------------------------------------
     Earned             Waived            Earned            Waived            Earned            Waived
------------------------------------------------------------------------------------------------------------
     $65,095           $59,249           $193,382             $0             $276,379             $0
------------------------------------------------------------------------------------------------------------


                                 THE DISTRIBUTOR


The Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Funds, LLC, having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.



                                DISTRIBUTION PLAN

Pursuant to separate distribution and service plans (the Class A Plan, the Class B Plan, the Class C Plan and the Class AAA Plan, collectively, the Plans) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act and the Distribution Agreement, the Distributor incurs the expenses of distributing the Fund's Class A.,

Class B., Class C and Class AAA shares. In addition, the Distributor receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class B and Class C shares.

The Class A, Class B, Class C and Class AAA Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Class A, Class B, Class C or Class AAA Plans (the Independent Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Independent Directors, or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Fund on not more than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments are required to be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Independent Directors shall be committed to the Independent Directors.

Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Additional shares resulting from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of the class would be suspended.

During the fiscal year ended December 31, 1998, the Distributor incurred distribution expenses under the Distribution Plan for Class AAA of $206,400. Of this amount $68,600 was spent on printing, postage and stationery, $56,500 on overhead support expenses, $70,800 on salaries of personnel of the Distributor and $10,500 to third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $69,200, or .25% of its average daily net assets.

Shares of the Fund may also be purchased through shareholder agents that are not affiliated with the Fund or the Distributor. There is no sales or service charge imposed by the Fund other than as described, but agents who do not receive distribution payments or sales charges may impose a charge to the investor for their services. Such fees may vary among agents, and such agents may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund's shares in that account. It is the responsibility of the shareholder's agent to establish procedures which would assure that upon receipt of an order to purchase shares of the Fund the order will be transmitted so that it will be received by the Distributor before the time when the price applicable to the buy order expires.

                             DIRECTORS AND OFFICERS

The Fund's Board of Directors has overall responsibility for the management of the Fund. The Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Distributor and other service providers. The Directors and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Adviser or the Sub-Administrator, are shown below. Directors deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated by an asterisk.

            NAME, POSITION WITH FUND AND                  PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS;
                       ADDRESS                            AFFILIATIONS WITH THE ADVISER OR ADMINISTRATOR
Mario J. Gabelli*                                      Chairman of the Board, Chief Executive Officer and
Chairman of the Board                                  Chief Investment Officer of Gabelli Asset
One Corporate Center                                   Management, Inc., the Adviser, and GAMCO Investors,
Rye, New York 10580                                    Inc., Chairman of the Board and Chief Executive
Age: 56                                                Officer of Lynch Corporation, a diversified
                                                       manufacturing, communications and services company;
                                                       Director of East/West Communications, Inc.; officer
                                                       and/or Director or Trustee of 12 other Gabelli
                                                       funds.


Caesar M.P. Bryan*                                     Senior Vice President of and Portfolio Manager with
President and Portfolio Manager                        GAMCO Investors, Inc., wholly owned subsidiary of
One Corporate Center                                   the Adviser, since May 1994 and President of
Rye, New York 10580                                    Gabelli Gold Fund, Inc.; Formerly Senior Vice
Age: 44                                                President and Portfolio Manager of Lexington
                                                       Management Corporation (until May 1994).


Anthony J. Colavita                                    President and Attorney at Law in the law firm of
Director                                               Anthony J. Colavita, P.C. since 1961; Director or
One Corporate Center                                   Trustee of 12 other Gabelli funds.
Rye, New York 10580
Age: 62

Karl Otto Pohl                                         Member of the Shareholder Committee of Sal
Director                                               Oppenheim Jr. & Cie (private investment bank);
One Corporate Center                                   Former President of the Deutsche Bundesbank and
Rye, New York 10580                                    Chairman of its Central Bank Council from 1980
Age: 66                                                through 1991; Currently Board Member of Gabelli
                                                       Asset Management Inc., Zurich
                                                       Versicherungs-Gesellschaft (insurance);
                                                       International Council for JP Morgan & Co. &
                                                       Trizechtahn Corp.; and Director or Trustee of 14
                                                       other Gabelli funds.


Werner Roeder, M.D.                                    Director of Surgery, Lawrence Hospital, and
Director                                               practicing private physician. Director or Trustee
One Corporate Center                                   of 6 other Gabelli funds.
Rye, New York 10580
Age: 58

            NAME, POSITION WITH FUND AND                  PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS;
                       ADDRESS                            AFFILIATIONS WITH THE ADVISER OR ADMINISTRATOR
Anthonie C. van Ekris                                  Managing Director of Balmac International, Ltd.;
Director                                               Director of Spinnaker Industries, Inc. and Stahel
One Corporate Center                                   Mardmeyer A.Z.; and Director or Trustee of 9 other
Rye, New York 10580                                    Gabelli funds.
Age: 63


Bruce N. Alpert                                        Executive Vice President and Chief Operating
Vice President and Treasurer                           Officer of Gabelli Funds, LLC. (the "Adviser");
One Corporate Center                                   President and Director of Gabelli Advisors, Inc.;
Rye, New York 10580                                    officer of each mutual fund managed by the Adviser
Age: 46                                                or its affiliates.


James E. McKee                                         Vice President and General Counsel of Gabelli Asset
Secretary                                              Management Inc., of GAMCO Investors, Inc. since
One Corporate Center                                   1993; Secretary of all mutual funds managed by the
Rye, New York 10580                                    Adviser or its affiliates; U.S. Securities and
Age: 35                                                Exchange Commission, New York, (Branch Chief,
                                                       1992-1993, Staff Attorney, 1989-1992).


The Fund pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $1,000 and $250 for each meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The following table sets forth certain information regarding the compensation of the Fund's directors and officers. Except as disclosed below, no executive officer or person affiliated with the Fund received compensation from the Fund for the calendar year ended December 31, 1998 in excess of $60,000.

                               COMPENSATION TABLE

                                                                                       TOTAL COMPENSATION
                                                                    AGGREGATE             FROM THE FUND
NAME OF PERSON                                                    COMPENSATION          AND FUND COMPLEX
POSITION                                                          FROM THE FUND        PAID TO DIRECTORS(1)
--------------                                                    -------------        ------------------
Mario J. Gabelli..........................................                0                      0
    Chairman of the Board
Anthony J. Colavita.......................................          $ 2,000                $82,000(13)
    Director
Karl Otto Pohl(2).........................................          $ 1,750                $98,466(15)
    Director
Werner J. Roeder, M.D.....................................          $ 2,000                $25,500(7)
    Director
Anthonie C. van Ekris.....................................          $ 2,000                $57,500(11)
    Director


--------
(1) Represents the total compensation paid to such persons during the calendar year ended December 31, 1998. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same fund complex as the Fund, because, among other things, they have a common investment adviser.

(2)  Mr. Pohl is a director of Gabelli Asset Management Inc.

                             INVESTMENT RESTRICTIONS

The Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (defined in the Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without stockholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. The Fund may not:

         (1) invest in more than 25% of the value of its total assets in any particular industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

         (2) issue senior securities, except that the Fund may borrow money from a bank, including on margin if margin securities are owned, in an amount up to 33 1/3% of its total assets (including the amount of such enumerated senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) and except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

         (3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

         (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

         (5) invest for the purpose of exercising control over management of any company;

         (6) purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than publicly traded real estate investment trusts and publicly traded master limited partnership interests; or

         (7) purchase or sell commodities or commodity contracts except for certain bona fide hedging, yield enhancement and risk management purposes or invest in any oil, gas or mineral leases.

In addition, as a diversified investment company, the Fund is subject to the following limitations as to 75% of its total assets: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and
(b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that a broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transaction will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

The Adviser currently serves as adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Fund and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

The policy of each Fund regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to each Fund or the Adviser of the type described in
Section 28(e) of the Securities Exchange Act of 1934. In doing so, each Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

Research services furnished by brokers or dealers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers.

Neither the Fund nor the Adviser has any legally binding agreement with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided. Based on such determinations, the Adviser has allocated brokerage commissions of $2,852 on portfolio transactions in the principal amount of $836,286 during 1998, to various broker-dealers that have provided research services to the Adviser.

The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company, Inc. ("Gabelli"), a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser, when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of the Fund and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Fund.

The following table sets forth certain information regarding the brokerage commissions paid and the brokerage commissions paid to Gabelli affiliates for the fiscal years ended December 31, 1996 and 1997 and 1998.

                                       TOTAL BROKERAGE      BROKERAGE COMMISSIONS
                 PERIOD                COMMISSIONS PAID        PAID TO GABELLI
---------------------------------      ----------------     ---------------------
1996.............................           $76,850              $    25
1997.............................           $99,463              $     0
1998.............................          $104,828              $   300


For the fiscal year ended December 31, 1998 .30% of aggregate brokerage commissions paid by the Fund were paid to Gabelli & Company, Inc., or .37% of the Fund's aggregate dollar amount of transactions involving the payment of commissions.

As required by Rule 17e-1 under the 1940 Act, the Board of Directors of the Fund has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange, Inc. ("NYSE"), Gabelli controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround ("DOT") System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli, and settled directly with the Custodian of the Fund by a clearing house member firm which remits the commission less its clearing charges to Gabelli. Gabelli may also effect portfolio transactions on behalf of the Fund in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE.


                        PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

Shares of Class A, Class B and Class C of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time or purchase (Class A shares) or (ii) on a deferred basis (Class B of Class C shares.) Class AAA shares of the Fund are offered exclusively to clients of Gabelli & Company, Inc., [the Fund or through any financial intermediary that makes Class AAA shares available.] No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Sub-Administrator, the Transfer agent, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class AAA shares, which are not subject to any sales charges), which will affect performance differently,

(ii) each class has exclusive voting rights with respect to any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, (v) Class AAA shares are offered exclusively to investors acquiring shares directly from the Distributor, or from a financial intermediary with whom the Distributor has entered into an agreement expressly authorizing the sale by such intermediary of Class AAA shares.

Under the current distribution arrangement between each Class and the Distributor, Class A shares are sold at a maximum sales charge of 5.75% and Class B *, Class C * and Class AAA shares are sold at net asset value.

Class B shares automatically convert to Class A shares of the Fund on the first business day of the eighty-fifth calendar month following the calendar month in which such shares were issued. The automatic conversion of Class B shares to Class A shares may be suspended by the Board of Directors at any time it determines such suspension to be required under applicable law or in the exercise of their fiduciary duties; provided, however, that if the Board determines that the suspension is likely to continue for a substantial period of time, the Board of Directors will seek to create an additional class or additional classes of shares into which Class B shares are eligible for conversion under the rules of the Securities and Exchange Commission and other applicable law.

If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other Gabelli funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases.

An eligible group of related Fund investors includes any combination of the following:

-        an individual;

-        the individual's spouse, their children and their parents;

-        the individual's and spouse's Individual Retirement Accounts (IRA);

- any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners.);

- a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents and/or children;

- a Uniform Gift to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

- one or more employee benefit plans of a company controlled by an individual.

In addition, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more retirement or group plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer.)

------------------------------

* Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions.

The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings.

Rights of Accumulation. Reduced sales charges are also available through rights of accumulation, under which an investor or an eligible group of related investors, as described above, may aggregate the value of their existing holdings of shares of the Fund and shares of other funds managed by the Adviser or an affiliate (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day.

Letters of Intent. Reduced sales charges are also available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written letter of intent (a "Letter of Intent") providing for the purchase, within a thirteen-month period, of shares of the Fund and shares of other funds managed by the Adviser or an affiliate (an "Investment Letter of Intent"). Retirement and group plans may also qualify to purchase Class A shares at net asset value by entering into a Letter of Intent whereby they agree to enroll, within a thirteen-month period, a specified number of eligible employees or participants (a "Participant Letter of Intent.").

For purposes of the Investment Letter of Intent, all shares of the Fund and shares of other Gabelli funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction.

A Letter of Intent permits a purchaser, in the case of an Investment Letter of Intent, to establish a total investment goal to be achieved by any number of investments over a thirteen-month period and, in case of a Participant Letter of Intent, to establish a minimum eligible employee or participant enrollment goal over a thirteen-month period. Each investment made during the period, in the case of an Investment Letter of Intent, will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. In the case of a Participant Letter of Intent, each investment made during the period will be made at net asset value. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of an Investment Letter of Intent (except in the case of retirement and group plans) may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

The Investment Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. Similarly, the Participant Letter of Intent does not obligate the retirement or group plan to enroll the indicated number of eligible employees or participants. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor, in case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases actually made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will, in the case of an Investment Letter of Intent, be granted subject to confirmation of the number of eligible employees or participants in the retirement or group plan. Letters of Intent are not available to individual participants in any retirement or group plans.

Waiver of Contingent Deferred Sales Charge - Class B Shares. The contingent deferred sales charge is waived under the circumstances described in the Fund's Prospectus and the accompanying Owner's

Manual. In connection with these waivers, the Transfer Agent will require the shareholder to submit the supporting documentation set forth below.

CATEGORY OF WAIVER                                              REQUIRED DOCUMENTATION
Death                                                           A copy of the shareholder's death certificate
                                                                or, in the case of a trust, a copy of the
                                                                grantor's death certificate, plus a copy of
                                                                the trust agreement identifying the grantor.

Disability - An individual will be considered                   A copy of the Social Security Administration
disabled if he or she is unable to engage in any                award letter or a letter from a physician on
substantial gainful activity by reason of any                   the physician's letterhead stating that the
medically determinable physical or mental                       shareholder (or, in the case of a trust, the
impairment which can be expected to result in death             grantor) is permanently disabled.  The letter
or to be of long-continued and indefinite duration.             must also indicate the date of disability.

Distribution from an IRA or 403 (b) Custodial                   A copy of the distribution form from the
Account                                                         custodial firm indicating (i) the date of
                                                                birth of the shareholder and (ii) that the
                                                                shareholder is over age 59-1/2 and is taking a
                                                                normal distribution - signed by the
                                                                shareholder.

Distribution from Retirement Plan                               A letter signed by the plan
                                                                administrator/trustee indicating the reason
                                                                for the distribution.

Excess Contribution                                             A letter from the shareholder (for an IRA) or
                                                                the plan administrator/trustee on company
                                                                letterhead indicating the amount of the excess
                                                                and whether or not taxes have been paid.


The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as we described under "Net Asset Value" below), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interest of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable. The Fund has filed a formal election with the SEC pursuant to which the Fund will only effect a redemption in portfolio securities where the particular shareholder of record is redeeming more than $250,000 or 1.00% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Fund's management, however, the amount of a redemption request would have to be significantly greater than $250,000 before a redemption wholly or partly in portfolio securities would be made.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) causes a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder's name, or by seeking other redress. In the event shares held in the account of such shareholder are not sufficient to cover such loss, the Distributor will promptly reimburse the Fund for the amount of such unrecovered loss.

To minimize expenses, the Fund reserves the right to redeem, upon not less than 30 days' notice, all shares of the Fund in an account (other than an Individual Retirement Account ("IRA")) which as a result of shareholder redemption has a value below $500 and has reserved the ability to raise this amount to up to $10,000. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

                               EXCHANGE PRIVILEGE

The Fund makes available to its shareholders the privilege of exchanging their shares for shares of certain other funds managed by the Adviser or an affiliate, including one or more specified money market funds, subject in each case to the minimum investment requirements of each fund (the "Exchange Privilege"). Shares of such other Gabelli Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Gabelli funds, the Exchange Privilege is available for those funds eligible for investment in the particular program.

CLASS A SHARES

Shareholders of the Fund may exchange their Class A shares for Class A shares of any other fund managed by the Adviser or an affiliate that offers Class A shares and for shares of any money market fund managed by the Adviser or an affiliate on the basis of relative NAV. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Gabelli funds participating in the Exchange Privilege as identified by the Distributor from time to time.

CLASS B AND CLASS C SHARES

Shareholders of the Fund may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of any other fund managed by the Adviser or an affiliate that offers Class B or Class C shares on the basis of relative NAV and for shares of any money market fund managed by the Adviser or an affiliate. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

At any time after acquiring shares of other funds participating in the Class B or Class C Exchange Privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B and Class C shares of the Fund, respectively, without subjecting such shares to any CDSC upon the exchange. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares, respectively, of other funds without being subject to any CDSC.

CLASS AAA SHARES

Class AAA shares may be exchanged for Class AAA shares of any other funds managed by the Adviser or an affiliate of the Adviser that offers Class AAA shares or any other shares not subject to a front end load or CDSC.

Additional details about the Exchange Privilege and prospectuses for each of the funds managed by the Adviser or an affiliate are available from the Fund's Transfer Agent. The Exchange Privilege may be modified, terminated or suspended on sixty days' notice, and any fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares.


                                 NET ASSET VALUE

Net asset value is calculated separately for each class of the Fund. The net asset value of Class B and Class C shares of the Fund will generally be lower than the net asset value of Class A or Class AAA shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the net asset value per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining the Fund's net asset value per share, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deems appropriate to reflect their fair value. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value.

Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market as determined by the Adviser. Securities traded primarily on foreign exchanges are valued at the closing price on such foreign exchange immediately prior to the close of the NYSE.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors designed to reflect in good faith the fair value of such securities.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL

The Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects that it will designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gains, its share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Fund against its federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gains included in such shareholder's gross income.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year, an amount equal to, at the minimum, the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (unless an election is made by the Fund with a November or December year-end to use the Fund's fiscal year), and
(3) all ordinary income and net capital gains for previous years that were not previously distributed. A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax on its net investment income and net short-term capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

HEDGING TRANSACTIONS

Certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are a part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, and require the capitalization of interest expense, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest and dividend income and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gains (which consists of the excess of long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. The price of shares purchased may reflect the amount of the forthcoming distribution. Those purchasing at that time will receive a distribution which will nevertheless be taxable to them.

SALES OF SHARES

Upon a sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as a long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through reinvestment of dividends and capital gains distributions in the Fund, within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

The Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's federal income tax liability.


FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Because the Fund may have more than 50% of its total assets invested in securities of foreign corporations, the Fund may be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Fund. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

CREATION OF ADDITIONAL SHARES

The Fund reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Fund's Certificate of Incorporation.

Upon liquidation of the Fund or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholder.


                       INVESTMENT PERFORMANCE INFORMATION

In its reports, investor communications or advertisements, the Fund may include:
(i) its total return performance; (ii) its performance compared with various indexes or other mutual funds; (iii) published evaluations by nationally recognized ranking services and financial publications; (iv) descriptions and updates concerning its strategies and portfolio investments; (v) its goals, risk factors and expenses compared with other mutual funds; (vi) analysis of its investments by industry, country, credit quality and other characteristics;
(vii) a discussion of the risk/return continuum relating to different investments; (viii) the potential impact of adding foreign stocks to a domestic portfolio; (ix) the general biography or work experience of the portfolio manager of the Fund; (x) portfolio manager commentary or market updates; (xi) discussion of macroeconomic factors affecting the Fund and its investments; and
(xii) other information of interest to investors. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one-year period and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Fund may also furnish total return calculations for these and other periods, based on investments at various sales charge levels or net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if a sales charge were taken into account.

Quotations of yield will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                      A - B
                                      -----
                            YIELD = 2[ (cd + 1)6 - 1]

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price share on the last day of the period.


For the 30-day period ended December 31, 1998 the Fund's yield for Class AAA shares was (0.87)%.


Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. The Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning the Fund. These sources include:
Lipper Analytical Services, CDA/ Weisenberger Investment Company Service, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and are calculated pursuant to the following formula:

                                 P(1+T)(n) = ERV

where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period. All total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.

For the year ended December 31, 1998, the Fund's total return for Class AAA shares was 17.4%. The average annual total return since its inception on June 30, 1995 is 16.1%.


                                SERVICE PROVIDERS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Fund.

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been appointed independent auditor for the Fund.

State Street Bank and Trust Company ("State Street") is the Custodian for the Fund's cash and securities as well as the Transfer and Dividend Disbursing Agent for its shares. Boston Financial Data Services, Inc., an affiliate of State Street, performs the shareholder services on behalf of State Street and is located at the BFDS Building, 2 Heritage Drive, North Quincy, Massachusetts 07171.



                              FINANCIAL STATEMENTS

The Fund's Financial Statements for the period ended December 31, 1998, including the Report of Ernst & Young LLP, independent auditors, are incorporated by reference to the Fund's Annual Report dated December 31, 1998.


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund is an open-end management investment company that was organized as a Maryland corporation on May 25, 1994. Its authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the

Fund's shares to replace its Directors. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

The Fund sends semi-annual and audited annual reports to all shareholders which include lists of portfolio securities and the Fund's financial statements, which shall be audited annually. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

The shares of the Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing shares.


                          SHARES OF BENEFICIAL INTEREST


As of April 23, 1999, the Officers and Directors of the Fund as a group owned 1.61% of the outstanding shares. As of April 23, 1999, the following persons were 5% or greater shareholders of the Fund's Class AAA shares:

                       PERCENTAGE OF
                     FUND/SHAREHOLDER                                  SHARES OUTSTANDING
                     ------------                                      ------------------
                     c/o W. Frewin-Cablevision Sys                        10.13%
                     Wexford Clearing Services Corp
                     Charles F. Dolan
                     One Media Cross Ways
                     Woodbury, NY 11797-2062

                     Charles Schwab & Co Inc                               6.44%
                     Special Custody Acct
                     FBO Benefit of Customers
                     Attn Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4122

                 APPENDIX TO STATEMENT OF ADDITIONAL INFORMATION

      DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                                  BOND RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


      DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P'S") CORPORATE
                                  DEBT RATINGS

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degrees. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R: The "r" symbol is attached to derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks created by the terms of the obligation.

                 DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

AAA: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. A: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels. BAA: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. BA: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. B: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. CAA: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. CA: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  DESCRIPTION OF S&P'S PREFERRED STOCK RATINGS

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

PLUS (+) OR MINUS (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York on the 28th day of April, 1999.


                                         GABELLI INTERNATIONAL GROWTH FUND, INC.

                                         By: /s/ Bruce N. Alpert
                                         --------------------------------
                                         Bruce N. Alpert
                                         Vice President and Treasurer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                  TITLE                     DATE
---------                                  -----                     ----


                  *
-------------------------------
          Mario J. Gabelli         Chairman of the Board        April 28, 1999

        /s/ Caesar M.P. Bryan
-------------------------------
         Caesar M.P. Bryan        President                     April 28, 1999

         /s/ Bruce N. Alpert
-------------------------------
           Bruce N. Alpert        Vice President, Treasurer
                                  and Chief Financial Officer   April 28, 1999

                  *
-------------------------------
        Anthony J. Colavita       Director                      April 28, 1999

                  *
-------------------------------
           Karl Otto Pohl         Director                      April 28, 1999

                  *
-------------------------------
          Werner J. Roeder        Director                      April 28, 1999

                  *
-------------------------------
        Anthonie C. van Ekris     Director                      April 28, 1999

*By:      /s/ Bruce N. Alpert
         ----------------------
          Bruce N. Alpert
          Attorney-in-fact

                                     PART C
                                OTHER INFORMATION

ITEM 23. FINANCIAL STATEMENTS AND EXHIBITS

     (A) Financial Statements:

         (i)      Financial Statements included in Part A, the Prospectus:

                  (a) Financial Highlights for the period from June 30, 1995 (commencement of operations) through December 31, 1995 and the fiscal years ended December 31, 1996, 1997 and 1998.

         (ii) Financial Statements included in Part B, the Statement of Additional Information:

                  (a)      Report of Independent Auditors.(4)

                  (b)      Statement of Assets and Liabilities, December 31,
                           1998.(4)

                  (c)      Portfolio of Investments, December 31, 1998.(4)

                  (d) Statement of Operations for the year ended December 31, 1998.(4)

                  (e) Statement of Changes in Net Assets for the fiscal years ended December 31, 1997 and 1998.(4)

                  (f) Financial Highlights for the period from June 30, 1995 (commencement of operations) through December 31, 1995 and the fiscal years ended December 31, 1996, 1997 and 1998.(4)

                  (g)      Notes to the Financial Statements(4)

     (B) Exhibits:

     EXHIBIT NO.           DESCRIPTION OF EXHIBITS
     -----------           -----------------------

         1                 Articles of Incorporation of Registrant(6)

         2                 By-Laws of Registrant(6)

         3                 Not applicable

         4 Specimen copies of certificates for shares issued by Registrant(1)

         5                 Investment Advisory Agreement(6)

         6                 Distribution Agreement(6)

         7                 Not applicable

         8                 Custodian Contract(6)

         9(a)              Transfer Agency and Service Agreement(6)

         9(b)              Sub-Administration Agreement(5)

        10                 Opinion and consent of Willkie Farr & Gallagher(3)


        10(b)              Consent of Willkie Farr & Gallagher (filed herewith)

        10(c)              Consent of Venable, Baetjer and Howard
                           (filed herewith)

        11                 Consent of Independent Auditors (filed herewith)


        12                 Not applicable

        13                 Subscription Agreement(3)

        14                 Not applicable

        15(a) Form of Amended and Restated Plan of Distribution relating to the Class AAA Shares(7)

        15(b) Form of Amended and Restated Plan of Distribution relating to the Class A Shares(7)

        15(c) Form of Amended and Restated Plan of Distribution relating to the Class B Shares(7)

        15(d) Form of Amended and Restated Plan of Distribution relating to the Class C Shares(7)


        16                 Not applicable


        17                 Financial Data Schedule (filed herewith)


        18                 Form of Rule 18f-3 Plan(7)

        24(a)              Power of Attorney(2)

          (b)              Power of Attorney(3)

------------

(1) Previously filed as an exhibit to Registration Statement No. 33-79994 filed on June 9, 1994

(2) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to Registration Statement No. 33-79994 filed on September 30, 1994.

(3) Previously filed as an exhibit to Pre-Effective Amendment No. 2 to Registration Statement No. 33-79994 filed on June 28, 1995.

(4) Previously filed with the Fund's Annual Report for the year ended December 31, 1998.

(5) Previously filed as an exhibit to Post-Effective Amendment No. 4 to Registration Statement No. 33-79994 filed on April 30, 1997.

(6) Previously filed as an exhibit to Post-Effective Amendment No. 5 to Registration Statement No. 33-79994 filed on April 30, 1998.

(7) Previously filed as an exhibit to Post-Effective Amendment No. 6 to Registration Statement No. 33-79994 filed on March 1, 1999.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 25.  INDEMNIFICATION

     Under Article VIII of the registrant's Articles of Incorporation and
Article V, Section 1 of the registrant's By-Laws, any past or present director or officer of registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a director or officer of registrant. These provisions do not authorize indemnification when it is determined, in the manner specified in the Articles of Incorporation and By-Laws, that such director or officer would otherwise be liable to registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. In addition, the Articles of Incorporation provide that to the fullest extent permitted by Maryland General Corporation Law, as amended from time to time, no director or officer of the Fund shall be personally liable to the Fund or its stockholders for money damages, except to the extent such exemption from liability or limitation thereof is not permitted by the Investment Company Act of 1940, as amended from time to time. Under Article V, Section 2, of the registrant's By-Laws, expenses may be paid by registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such director or officer to repay such expenses to registrant in the event that it is ultimately determined that indemnification of the advanced expenses is not authorized under the By-Laws.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     Gabelli Funds, LLC is the investment adviser of the registrant (the "Adviser"). For a list of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or such officers and directors during the past two years, reference is made to Form ADV filed by it under the Investment Advisers Act of 1940.


ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Gabelli & Company, Inc. is registrant's proposed principal underwriter.

     (b) For information with respect to each director and officer of Gabelli & Company, Inc., reference is made to Form BD filed by Gabelli & Company, Inc. under the Securities Exchange Act of 1934.

     (c) Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


All such accounts, books and other documents are maintained at the offices of:
Gabelli Funds, LLC, One Corporate Center, Rye, New York 10580-1434; State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; and BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     (a) Registrant hereby undertakes to call a meeting of shareholders to remove and elect directors at the request of shareholders entitled to cast 10% or more of the votes entitled to be cast at the meeting.

     (b) Registrant hereby undertakes to assist in shareholder communications pursuant to Section 16(c) of the Investment Company Act of 1940.



*